Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.93%
Aerospace & Defense–3.88%
Axon Enterprise, Inc.(b)	5,169	$2,718,636
General Electric Co.	12,120	2,425,818
Howmet Aerospace, Inc.	15,628	2,027,420
		7,171,874
Application Software–15.81%
AppLovin Corp., Class A(b)	10,251	2,716,208
Atlassian Corp., Class A(b)	11,945	2,534,848
Cadence Design Systems, Inc.(b)	7,488	1,904,423
Clearwater Analytics Holdings, Inc., Class A(b)	75,044	2,011,179
Guidewire Software, Inc.(b)	10,177	1,906,763
HubSpot, Inc.(b)	5,586	3,191,226
Roper Technologies, Inc.	4,172	2,459,728
Salesforce, Inc.	17,956	4,818,672
Samsara, Inc., Class A(b)	59,454	2,278,872
SAP SE, ADR (Germany)	10,923	2,932,170
Tyler Technologies, Inc.(b)	4,282	2,489,512
		29,243,601
Broadline Retail–4.76%
Amazon.com, Inc.(b)	29,805	5,670,699
MercadoLibre, Inc. (Brazil)(b)	1,603	3,127,245
		8,797,944
Communications Equipment–3.94%
Arista Networks, Inc.(b)	37,379	2,896,125
Cisco Systems, Inc.	71,183	4,392,703
		7,288,828
Consumer Finance–1.00%
American Express Co.	6,862	1,846,221
Education Services–1.12%
Duolingo, Inc.(b)	6,678	2,073,786
Electrical Components & Equipment–0.48%
Vertiv Holdings Co., Class A	12,404	895,569
Electronic Components–0.93%
Coherent Corp.(b)	26,428	1,716,234
Electronic Manufacturing Services–1.01%
Flex Ltd.(b)(c)	56,382	1,865,117
Health Care Equipment–2.84%
Boston Scientific Corp.(b)	22,768	2,296,836
Intuitive Surgical, Inc.(b)	5,946	2,944,875
		5,241,711
Interactive Home Entertainment–1.56%
Take-Two Interactive Software, Inc.(b)	13,917	2,884,298
Interactive Media & Services–6.40%
Alphabet, Inc., Class A	14,389	2,225,115
Meta Platforms, Inc., Class A	14,563	8,393,530
Shares		Value
Interactive Media & Services–(continued)
Reddit, Inc., Class A(b)	11,653	$1,222,400
		11,841,045
Internet Services & Infrastructure–5.44%
Cloudflare, Inc., Class A(b)	21,611	2,435,343
GoDaddy, Inc., Class A(b)	10,736	1,933,983
Shopify, Inc., Class A (Canada)(b)	24,015	2,290,671
Snowflake, Inc., Class A(b)	23,304	3,406,113
		10,066,110
Movies & Entertainment–5.07%
Netflix, Inc.(b)	6,107	5,694,961
Spotify Technology S.A. (Sweden)(b)	6,706	3,688,501
		9,383,462
Restaurants–1.72%
DoorDash, Inc., Class A(b)	17,347	3,170,511
Semiconductor Materials & Equipment–3.54%
KLA Corp.	4,412	2,999,278
Lam Research Corp.	26,868	1,953,304
Nova Ltd. (Israel)(b)	8,647	1,593,901
		6,546,483
Semiconductors–18.26%
Analog Devices, Inc.	11,971	2,414,191
Broadcom, Inc.	42,481	7,112,594
Lattice Semiconductor Corp.(b)	15,618	819,164
MACOM Technology Solutions Holdings, Inc.(b)	24,265	2,435,721
Monolithic Power Systems, Inc.	4,507	2,613,970
NVIDIA Corp.	121,777	13,198,191
SiTime Corp.(b)	5,724	875,028
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	25,920	4,302,720
		33,771,579
Systems Software–12.73%
Check Point Software Technologies Ltd. (Israel)(b)	12,703	2,895,268
Commvault Systems, Inc.(b)	13,841	2,183,556
CrowdStrike Holdings, Inc., Class A(b)(c)	7,117	2,509,312
CyberArk Software Ltd.(b)	10,687	3,612,206
Microsoft Corp.	9,859	3,700,970
Oracle Corp.	16,553	2,314,275
Palo Alto Networks, Inc.(b)(c)	13,721	2,341,351
ServiceNow, Inc.(b)	5,008	3,987,069
		23,544,007
Technology Hardware, Storage & Peripherals–1.87%
Apple, Inc.	15,596	3,464,340
Transaction & Payment Processing Services–2.57%
Mastercard, Inc., Class A	8,670	4,752,201
Total Common Stocks & Other Equity Interests (Cost $130,855,176)		175,564,921
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Money Market Funds–5.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	3,364,776	$3,364,776
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	6,248,986	6,248,986
Total Money Market Funds (Cost $9,613,762)		9,613,762
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $140,468,938)		185,178,683
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.61%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,343,707	1,343,707
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	3,480,343	$3,481,387
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,825,094)		4,825,094
TOTAL INVESTMENTS IN SECURITIES–102.74% (Cost $145,294,032)		190,003,777
OTHER ASSETS LESS LIABILITIES—(2.74)%		(5,068,871)
NET ASSETS–100.00%		$184,934,906
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$699,723	$9,865,222	$(7,200,169)	$-	$-	$3,364,776	$14,947
Invesco Treasury Portfolio, Institutional Class	1,299,604	18,321,125	(13,371,743)	-	-	6,248,986	27,533
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,779,762	25,488,224	(26,924,279)	-	-	1,343,707	31,191*
Invesco Private Prime Fund	7,285,610	52,383,075	(56,187,298)	-	-	3,481,387	82,261*
Total	$12,064,699	$106,057,646	$(103,683,489)	$-	$-	$14,438,856	$155,932

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$175,564,921	$—	$—	$175,564,921
Money Market Funds	9,613,762	4,825,094	—	14,438,856
Total Investments	$185,178,683	$4,825,094	$—	$190,003,777
Invesco V.I. Technology Fund